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                                 SKYLINE FUNDS


                       Supplement dated October 26, 1999
                        to Prospectus dated May 1, 1999


Effective October 27, 1999, SKYLINE SPECIAL EQUITIES PORTFOLIO is open to all investors.

Skyline reserves the right to close Skyline Special Equities Portfolio if the board of trustees determines that the closing would be in the best interest of the shareholders of the Portfolio.



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                                 SKYLINE FUNDS
                       311 SOUTH WACKER DRIVE SUITE 4500
                               CHICAGO, IL 60606
                                  800.828.2759